Schedule II-Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts
Balance at beginning of period	$ 47	$ 46	$ 52
Charges (credits) to cost and expenses	2	4	(4)
Charged to other accounts	(7)	(3)	(2)
Balance at end of period	$ 42	$ 47	$ 46